Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, New York 10038

December 16, 2009

Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549

Attention: John Grzeskiewicz

Re:	Dreyfus Dynamic Alternatives Fund, Inc.

(Registration Nos: 333-163566 and 811-22361)

Ladies and Gentlemen:

On behalf of Dreyfus Dynamic Alternatives Fund, Inc. (the “Fund”), transmitted for filing is Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).

The Fund filed its initial Registration Statement on December 8, 2009 to establish Dreyfus Dynamic Alternatives Fund (the “New Series”). The New Series will have three classes of shares—Class A Shares, Class C Shares and Class I Shares.

Pre-Effective Amendment No. 1 is being filed to make certain revisions. Management of the Fund still intends to seek acceleration of the effective date of the Fund’s Registration Statement so that it is declared effective on or about February 1, 2010.

Please direct any comments and questions concerning the Registration Statement to David Stephens at 212.806.6141 (dstephens@stroock.com)

Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc:	David Stephens

December 16, 2009

Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549

Attention: John C. Grzeskiewicz, Esq.

Re:	Dreyfus Dynamic Alternatives Fund, Inc.

(Registration Nos: 333-163566 and 811-22361)

Ladies and Gentlemen:

The undersigned Registrant acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;
•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and
•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

DREYFUS DYNAMIC ALTERNATIVES FUND, INC.

By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky Vice President